ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Sep. 30, 2022
Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Schedule of subsidiaries

Ownership as of
September 30,
2022 and 2021
Moshangfa (Gansu) Fertilizer Industry Co., Ltd (formerly Jiuquan Qiming Biotechnology Co., Ltd, “Moshangfa”)	100%
Chengdu Qilianshan Biotechnology Co., Ltd (“Chengdu QLS”)	79.51%
Jiuquan Ahan Biotechnology Co., Ltd. (“Ahan”)	100%
Tibet Samen Trading Co., Ltd (“Samen”)	100%
Tibet Cangmen Trading Co., Ltd (“Cangmen”)	100%
Rugao Tianlu Animal Products Co., Ltd (“Rugao”)	79.51%
Chongqing Shengfu Biological Technology Co., Ltd (“Chongqing”) *	79.51%

* Rugao and Chongqing were incorporated as a wholly-owned subsidiary of Chengdu QLS in 2020 and 2021, respectively.